UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                 -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:  028-10134
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4700

Signature, Place and Date of Signing:


   /s/ Lawrence M. Robbins            New York, New York     November 14, 2007
------------------------------        ------------------     -----------------
            [Signature]                  [City, State]             [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                                  -------------------

Form 13F Information Table Entry Total:                   71
                                                  -------------------

Form 13F Information Table Value Total:                $7,756,160
                                                  -------------------
                                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

                                                  GLENVIEW CAPITAL MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2007


-----------------------------------------------------------------------------------------------------------------------------------
                              CLASS                    VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
                              ------                   ------    -------   --- ----   ----------     -----       ----------------
NAME OF ISSUER                TITLE       CUSIP      (X$1,000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
--------------                -----       -----      ---------   -------   --- ----   ----------   --------    ----    ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                   COM        005125109     $3,706     187,265  SH         SOLE                     187,265
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                 COM        00817Y108   $423,246   7,798,901  SH         SOLE                   7,798,901
-----------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT                SPON ADR   013904305     $3,377     331,700  SH         SOLE                     331,700
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                    ORD        G02602103    $81,863   2,201,215  SH         SOLE                   2,201,215
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP           CL A       029912201   $359,362   8,253,595  SH         SOLE                   8,253,595
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                   COM        034425108    $17,550   1,267,151  SH         SOLE                   1,267,151
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC              COM        043353101    $44,906   2,669,827  SH         SOLE                   2,669,827
-----------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      COM        00206R102   $207,785   4,911,004  SH         SOLE                   4,911,004
-----------------------------------------------------------------------------------------------------------------------------------
B&G FOODS INC NEW             CL A       05508R106    $14,723   1,150,200  SH         SOLE                   1,150,200
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC              COM        074002106    $63,484  15,675,100  SH         SOLE                  15,675,100
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBLUSTER INC              CL B       093679207    $20,554   4,238,000  SH         SOLE                   4,238,000
-----------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC             COM        099709107     $2,534     190,080  SH         SOLE                     190,080
-----------------------------------------------------------------------------------------------------------------------------------
C D W CORP                    COM        12512N105    $38,717     444,000  SH         SOLE                     444,000
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP       COM        148867104    $76,075   2,348,705  SH         SOLE                   2,348,705
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW             COM        156779100     $2,779      80,000  SH         SOLE                      80,000
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                   COM        219350105   $205,985   8,356,396  SH         SOLE                   8,356,396
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP        COM        228227104   $209,061   5,145,493  SH         SOLE                   5,145,493
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORP             COM        126650100    $73,675   1,859,067  SH         SOLE                   1,859,067
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORP             COM        126650100     $8,516     214,900  SH  CALL   SOLE                     214,900
-----------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP                   COM        257559104    $10,155   1,238,400  SH         SOLE                   1,238,400
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO       COM        257867101   $247,131   6,759,594  SH         SOLE                   6,759,594
-----------------------------------------------------------------------------------------------------------------------------------
ERICSSON L M TEL CO           ADR B      294821608    $36,445     915,700  SH         SOLE                     915,700
                              SEK 10
-----------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC           COM        302182100   $317,385   5,685,861  SH         SOLE                   5,685,861
-----------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HLDGS INC            COM        30225X103    $48,317     601,409  SH         SOLE                     601,409
-----------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP               NOTE       31567RAC4    $31,913  30,000,000  PRN        SOLE                                     NONE
                              9.000%
                              11/1
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV  COM        31620M106   $256,236   5,774,991  SH         SOLE                   5,774,991
-----------------------------------------------------------------------------------------------------------------------------------
FIRST ADVANTAGE CORP          CL A       31845F100     $9,719     550,000  SH         SOLE                     550,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF        COM        318522307   $120,747   3,297,300  SH         SOLE                   3,297,300
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP         COM        320771108    $70,702   1,864,000  SH         SOLE                   1,864,000
-----------------------------------------------------------------------------------------------------------------------------------
GPO AEROPORTUARIO DEL PAC     SA SPON    400506101    $77,275   1,415,300  SH         SOLE                   1,415,300
                              ADR B
-----------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC           COM        402040109     $5,598      94,400  SH         SOLE                      94,400
-----------------------------------------------------------------------------------------------------------------------------------
HARMAN INTL INDS INC          COM        413086109    $16,759     193,700  SH         SOLE                     193,700
-----------------------------------------------------------------------------------------------------------------------------------


                                                  GLENVIEW CAPITAL MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2007


-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD    CL A       G4776G101   $455,159   8,356,139  SH         SOLE                   8,356,139
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD    CL A       G4776G101    $21,788     400,000  SH  CALL   SOLE                     400,000
-----------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP INC       COM        480074103       $135       6,400  SH         SOLE                       6,400
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC    CL B       53220K207    $16,583   3,105,431  SH         SOLE                   3,105,431
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC            COM        532716107    $92,231   4,029,310  SH         SOLE                   4,029,310
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                 COM        58155Q103   $488,547   8,310,042  SH         SOLE                   8,310,042
-----------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP             COM        583334107    $90,118   3,051,728  SH         SOLE                   3,051,728
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC    COM        58405U102   $108,910   1,204,895  SH         SOLE                   1,204,895
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC    COM        58405U102    $45,195     500,000  SH  CALL   SOLE                     500,000
-----------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC         COM SER B  624758207     $9,295     844,955  SH         SOLE                     844,955
-----------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY         COM        62985Q101   $280,781   9,469,863  SH         SOLE                   9,469,863
-----------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                  COM        62886E108   $317,086   6,367,187  SH         SOLE                   6,367,187
-----------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                  EX-DISTRIB 62886E116     $1,189      50,000  SH         SOLE                      50,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                COM NEW    629377508   $166,678   3,941,306  SH         SOLE                   3,941,306
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                  COM        681904108   $100,331   3,028,401  SH         SOLE                   3,028,401
-----------------------------------------------------------------------------------------------------------------------------------
PARKERVISION INC              COM        701354102       $308      20,300  SH         SOLE                      20,300
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC    COM        739363109    $19,517   3,168,332  SH         SOLE                   3,168,332
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                  COM NEW    74157K846    $48,545   3,457,636  SH         SOLE                   3,457,636
-----------------------------------------------------------------------------------------------------------------------------------
PROTECTION ONE INC            COM NEW    743663403     $2,402     178,974  SH         SOLE                     178,974
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC            COM        75952B105    $38,784   1,515,000  SH         SOLE                   1,515,000
-----------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP                 COM        767754104     $4,620   1,000,000  SH         SOLE                   1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                 COM        803111103     $3,893     250,000  SH  CALL   SOLE                     250,000
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                 COM        871503108    $45,762   2,361,290  SH         SOLE                   2,361,290
-----------------------------------------------------------------------------------------------------------------------------------
TEEKAY CORP                   COM        Y8564W103    $20,142     342,500  SH         SOLE                     342,500
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                   COM        879664100   $198,066  20,805,269  SH         SOLE                  20,805,269
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                COM        881451108    $12,368   1,284,330  SH         SOLE                   1,284,330
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTI INC     COM        883556102   $307,687   5,330,677  SH         SOLE                   5,330,677
-----------------------------------------------------------------------------------------------------------------------------------




                                                  GLENVIEW CAPITAL MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
THOMSON CORP                  COM        884903105    $31,448     750,000  SH         SOLE                     750,000
-----------------------------------------------------------------------------------------------------------------------------------
TWEEN BRANDS INC              COM        901166108    $14,941     454,966  SH         SOLE                     454,966
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW             COM        902124106    $44,340   1,000,000  SH  CALL   SOLE                   1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC            COM        911363109    $41,277   1,283,081  SH         SOLE                   1,283,081
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        COM        91324P102   $344,101   7,105,113  SH         SOLE                   7,105,113
-----------------------------------------------------------------------------------------------------------------------------------
UST INC                       COM        902911106    $21,576     435,000  SH  PUT    SOLE                     435,000
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                  COM        92343E102   $140,976   4,178,309  SH         SOLE                   4,178,309
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC              COM        92769L101   $497,902  20,515,111  SH         SOLE                  20,515,111
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                 COM        94973V107   $425,700   5,394,065  SH         SOLE                   5,394,065
-----------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC                COM        95082P105   $130,392   3,036,607  SH         SOLE                   3,036,607
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC  CL A       983759101    $45,520   3,212,389  SH         SOLE                   3,212,389
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS INC  CL A       983759101    $15,587   1,100,000  SH  CALL   SOLE                   1,100,000
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